Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Debt and Capital Lease Obligations [Abstract]
Future minimum rentals on capital lease obligations
As of December 31, 2014, our future minimum rentals for our capital leases were as follows (in thousands):

2015	$1,414
2016	963
Total minimum rental payments	2,377
Less interest expense	(264)
Unamortized fair value adjustment	606
Capital lease obligations	$2,719